Material accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax rate	34.00%	34.00%	34.00%
Program Of Social Integration [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	0.65%
Program Of Social Integration [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	1.65%
Contribution For The Financing Of Social Security [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	3.00%
Contribution For The Financing Of Social Security [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	7.60%